Employee Benefits (Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense) (Parenthetical) (Details)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	2.46%	2.59%
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	0.89%	0.89%